UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Equity Income Portfolio

Equity Income Portfolio Class (QAAHCX)

This semi-annual shareholder report contains important information about Equity Income Portfolio (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Portfolio Class	$38	0.74%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$760,920
Number of Portfolio Holdings	117

Portfolio Turnover Rate	11.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	21.9%
Health Care	16.5
Industrials & Business Services	12.3
Information Technology	10.2
Energy	9.0
Consumer Staples	8.7
Utilities	6.1
Communication Services	4.6
Real Estate	4.1
Other	6.6

Top Ten Holdings (as a % of Net Assets)

Elevance Health	2.7%
QUALCOMM	2.4
News	2.4
Wells Fargo	2.4
TotalEnergies	2.3
Southern	2.2
American International Group	2.0
Chubb	2.0
MetLife	1.9
General Electric	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

E300-053 8/24

Equity Income Portfolio

Equity Income Portfolio Class (QAAHCX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Equity Income Portfolio

Equity Income Portfolio - II Class (QAAHAX)

This semi-annual shareholder report contains important information about Equity Income Portfolio (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Portfolio - II Class	$51	0.98%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$760,920
Number of Portfolio Holdings	117

Portfolio Turnover Rate	11.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	21.9%
Health Care	16.5
Industrials & Business Services	12.3
Information Technology	10.2
Energy	9.0
Consumer Staples	8.7
Utilities	6.1
Communication Services	4.6
Real Estate	4.1
Other	6.6

Top Ten Holdings (as a % of Net Assets)

Elevance Health	2.7%
QUALCOMM	2.4
News	2.4
Wells Fargo	2.4
TotalEnergies	2.3
Southern	2.2
American International Group	2.0
Chubb	2.0
MetLife	1.9
General Electric	1.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

E350-053 8/24

Equity Income Portfolio

Equity Income Portfolio - II Class (QAAHAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2024
Equity Income Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Equity Income Portfolio
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Equity Income Portfolio Class
. 6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 27.76 $ 27.01 $ 30.07 $ 26.21 $ 27.13 $ 23.36
Investment activities
Net investment income
(1)(2)
0.26 0.56 0.57 0.48 0.54 0.61
Net realized and unrealized gain/
loss 1.91 1.94 (1.60) 6.12 (0.34) 5.49
Total from investment activities 2.17 2.50 (1.03) 6.60 0.20 6.10
Distributions
Net investment income (0.26) (0.57) (0.55) (0.48) (0.55) (0.62)
Net realized gain – (1.18) (1.48) (2.26) (0.57) (1.71)
Total distributions (0.26) (1.75) (2.03) (2.74) (1.12) (2.33)
NET ASSET VALUE
End of period $ 29.67 $ 27.76 $ 27.01 $ 30.07 $ 26.21 $ 27.13
Ratios/Supplemental Data
Total return
(2)(3)
7.83% 9.54% (3.34)% 25.55% 1.18% 26.40%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.81%
(4)
0.85% 0.85% 0.85% 0.85% 0.85%
Net expenses after waivers/
payments by Price Associates 0.74%
(4)
0.74% 0.74% 0.74% 0.74% 0.74%
Net investment income 1.80%
(4)
2.05% 1.96% 1.60% 2.30% 2.31%
Portfolio turnover rate 11.9% 17.5% 18.3% 19.8% 27.7% 19.5%
Net assets, end of period (in
millions) $ 440 $ 429 $ 434 $ 491 $ 430 $ 477
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Equity Income Portfolio
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Equity Income Portfolio - II Class
. 6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 27.59 $ 26.85 $ 29.91 $ 26.10 $ 27.01 $ 23.27
Investment activities
Net investment income
(1)(2)
0.22 0.49 0.50 0.41 0.48 0.55
Net realized and unrealized gain/
loss 1.90 1.94 (1.60) 6.08 (0.33) 5.45
Total from investment activities 2.12 2.43 (1.10) 6.49 0.15 6.00
Distributions
Net investment income (0.23) (0.51) (0.48) (0.42) (0.49) (0.55)
Net realized gain – (1.18) (1.48) (2.26) (0.57) (1.71)
Total distributions (0.23) (1.69) (1.96) (2.68) (1.06) (2.26)
NET ASSET VALUE
End of period $ 29.48 $ 27.59 $ 26.85 $ 29.91 $ 26.10 $ 27.01
Ratios/Supplemental Data
Total return
(2)(3)
7.68% 9.31% (3.59)% 25.22% 0.96% 26.04%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.06%
(4)
1.10% 1.10% 1.10% 1.10% 1.10%
Net expenses after waivers/
payments by Price Associates 0.98%
(4)
0.99% 0.99% 0.99% 0.99% 0.99%
Net investment income 1.56%
(4)
1.81% 1.73% 1.36% 2.05% 2.07%
Portfolio turnover rate 11.9% 17.5% 18.3% 19.8% 27.7% 19.5%
Net assets, end of period (in
thousands) $ 321,160 $ 306,457 $ 283,936 $ 295,512 $ 236,856 $ 238,540
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Equity Income Portfolio
June 30, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.3%
COMMUNICATION
SERVICES  4.6%
Diversified Telecommunication
Services  0.5%
AT&T  44,612 852
Verizon Communications  70,802 2,920
3,772
Entertainment  1.1%
Walt Disney  86,804 8,619
8,619
Media  3.0%
Comcast, Class A  114,333 4,477
News, Class A  597,630 16,477
News, Class B  55,103 1,564
22,518
Total Communication Services 34,909
CONSUMER
DISCRETIONARY  2.1%
Broadline Retail  0.4%
Kohl's  123,593 2,841
2,841
Hotels, Restaurants &
Leisure  1.0%
Las Vegas Sands  167,169 7,397
7,397
Leisure Products  0.4%
Mattel (1) 203,920 3,316
3,316
Specialty Retail  0.3%
TJX  23,243 2,559
2,559
Total Consumer Discretionary 16,113
CONSUMER STAPLES  8.7%
Consumer Staples Distribution &
Retail  1.6%
Dollar General  21,100 2,790
Walmart  133,346 9,029
11,819
Food Products  1.9%
Conagra Brands  243,001 6,906
Mondelez International, Class A  11,969 783
Tyson Foods, Class A  114,626 6,550
14,239
Household Products  2.4%
Colgate-Palmolive  60,214 5,843
Kimberly-Clark  90,594 12,520
18,363
Shares $ Value
(Cost and value in $000s)
‡
Personal Care Products  1.2%
Kenvue 494,762 8,995
8,995
Tobacco  1.6%
Philip Morris International  120,871 12,248
12,248
Total Consumer Staples 65,664
ENERGY  9.0%
Energy Equipment &
Services  0.5%
Baker Hughes  102,900 3,619
3,619
Oil, Gas & Consumable
Fuels  8.5%
Chevron  9,470 1,481
ConocoPhillips  24,100 2,757
Enbridge  104,700 3,726
EOG Resources  37,032 4,661
EQT  140,495 5,195
Exxon Mobil  108,820 12,527
Hess  14,872 2,194
Marathon Oil  68,600 1,967
Suncor Energy  147,000 5,601
TC Energy  79,320 3,006
TotalEnergies (EUR)  223,283 14,950
TotalEnergies , ADR  39,812 2,655
Williams  97,300 4,135
64,855
Total Energy 68,474
FINANCIALS  21.9%
Banks  8.4%
Bank of America  94,975 3,777
Citigroup  147,462 9,358
Fifth Third Bancorp  193,806 7,072
Huntington Bancshares  626,611 8,259
JPMorgan Chase  54,289 10,980
U.S. Bancorp  170,563 6,771
Wells Fargo  302,436 17,962
64,179
Capital Markets  2.6%
Bank of New York Mellon  23,400 1,401
Charles Schwab  172,989 12,748
Goldman Sachs Group  5,786 2,617
Morgan Stanley  28,823 2,801
19,567
Financial Services  2.8%
Apollo Global Management  18,721 2,211
Equitable Holdings  269,831 11,025
Fiserv (1) 54,024 8,052
21,288
Insurance  8.1%
American International Group  203,509 15,109

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Chubb  58,877 15,018
Hartford Financial Services Group  96,855 9,738
Loews  102,027 7,625
MetLife  201,485 14,142
61,632
Total Financials 166,666
HEALTH CARE  16.5%
Biotechnology  0.8%
AbbVie  21,593 3,703
Biogen (1) 10,606 2,459
6,162
Health Care Equipment &
Supplies  4.4%
Becton Dickinson & Company  55,650 13,006
GE HealthCare Technologies  28,436 2,216
Medtronic  86,495 6,808
Zimmer Biomet Holdings  106,100 11,515
33,545
Health Care Providers &
Services  6.7%
Cardinal Health  11,000 1,082
Centene  (1) 21,580 1,431
Cigna Group  25,471 8,420
CVS Health  116,409 6,875
Elevance Health  37,226 20,171
Humana  4,100 1,532
UnitedHealth Group  22,600 11,509
51,020
Pharmaceuticals  4.6%
AstraZeneca, ADR  86,100 6,715
Bristol-Myers Squibb  83,700 3,476
Johnson & Johnson  57,238 8,366
Merck  15,257 1,889
Pfizer  141,725 3,965
Sanofi (EUR)  44,804 4,321
Sanofi, ADR  17,500 849
Viatris 476,100 5,061
34,642
Total Health Care 125,369
INDUSTRIALS & BUSINESS
SERVICES  12.3%
Aerospace & Defense  4.7%
Boeing (1) 48,976 8,914
General Electric  85,909 13,657
L3Harris Technologies  60,422 13,570
36,141
Air Freight & Logistics  1.0%
United Parcel Service, Class B  56,846 7,779
7,779
Shares $ Value
(Cost and value in $000s)
‡
Commercial Services &
Supplies  0.3%
Stericycle (1) 40,957 2,381
2,381
Electrical Equipment  0.6%
GE Vernova  (1) 27,402 4,700
4,700
Ground Transportation  1.1%
CSX  42,300 1,415
Norfolk Southern  18,800 4,036
Union Pacific  14,134 3,198
8,649
Industrial Conglomerates  2.0%
3M  19,900 2,034
Honeywell International  18,000 3,844
Siemens (EUR)  51,489 9,583
15,461
Machinery  1.8%
Cummins  15,400 4,265
Stanley Black & Decker  117,128 9,357
13,622
Passenger Airlines  0.8%
Southwest Airlines  222,437 6,364
6,364
Total Industrials & Business Services 95,097
INFORMATION
TECHNOLOGY  10.2%
Communications Equipment  0.3%
Cisco Systems  45,028 2,139
2,139
Electronic Equipment,
Instruments & Components  0.9%
TE Connectivity  47,620 7,164
7,164
IT Services  0.7%
Accenture, Class A  17,505 5,311
5,311
Semiconductors & Semiconductor
Equipment  5.4%
Advanced Micro Devices (1) 3,900 633
Applied Materials  47,829 11,287
Intel  114,600 3,549
QUALCOMM  90,823 18,090
Texas Instruments  37,098 7,217
40,776
Software  1.8%
Microsoft  28,497 12,737
Salesforce  3,400 874
13,611

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage &
Peripherals  1.1%
Samsung Electronics (KRW)  136,420 8,029
8,029
Total Information Technology 77,030
MATERIALS  3.0%
Chemicals  1.6%
CF Industries Holdings  159,957 11,856
11,856
Containers & Packaging  1.4%
International Paper  243,839 10,522
10,522
Total Materials 22,378
REAL ESTATE  4.1%
Industrial Real Estate Investment
Trusts  0.5%
Rexford Industrial Realty, REIT  85,598 3,817
3,817
Office Real Estate Investment
Trusts  0.0%
Vornado Realty Trust, REIT  11,600 305
305
Residential Real Estate
Investment Trusts  1.5%
Equity Residential, REIT  161,496 11,198
11,198
Specialized Real Estate
Investment Trusts  2.1%
Rayonier, REIT  190,952 5,555
Weyerhaeuser, REIT  365,065 10,364
15,919
Total Real Estate 31,239
UTILITIES  5.9%
Electric Utilities  3.1%
NextEra Energy  79,702 5,643
PG&E  63,100 1,102
Southern  216,679 16,808
23,553
Multi-Utilities  2.8%
Ameren  89,509 6,365
Dominion Energy  169,084 8,285
NiSource  43,851 1,264
Sempra  73,245 5,571
21,485
Total Utilities 45,038
Total Common Stocks (Cost
$510,391) 747,977
Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.2%
UTILITIES  0.2%
Electric Utilities  0.2%
NextEra Energy, 6.926%, 9/1/25  29,299 1,224
Total Utilities 1,224
Total Convertible Preferred Stocks
(Cost $1,428) 1,224
PREFERRED STOCKS  0.9%
CONSUMER
DISCRETIONARY  0.9%
Automobiles  0.9%
Dr. Ing . h.c . F. Porsche (EUR)  48,015 3,572
Volkswagen (EUR)  31,102 3,512
Total Consumer Discretionary 7,084
Total Preferred Stocks (Cost
$8,610) 7,084
SHORT-TERM INVESTMENTS  1.3%
Money Market Funds  1.3%
T. Rowe Price Government Reserve
Fund, 5.38% (2)(3) 9,688,285 9,688
Total Short-Term Investments
(Cost $9,688) 9,688
Total Investments in Securities
100.7% of Net Assets
(Cost $530,117) $ 765,973

T. ROWE PRICE Equity Income Portfolio

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.38% $ —# $ — $ 162+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Government Reserve Fund, 5.38% $ 6,010  ¤  ¤ $ 9,688^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $162 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,688.

T. ROWE PRICE Equity Income Portfolio
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $530,117) $ 765,973
Receivable for investment securities sold 9,892
Dividends receivable 1,116
Receivable for shares sold 311
Cash 1
Other assets 346
Total assets 777,639
Liabilities
Payable for investment securities purchased 15,582
Payable for shares redeemed 575
Investment management fees payable 341
Due to affiliates 12
Payable to directors 1
Other liabilities 208
Total liabilities 16,719
NET ASSETS $ 760,920
Net Assets Consist of:
Total distributable earnings (loss) $ 266,626
Paid-in capital applicable to 25,718,119 shares of $0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized 494,294
NET ASSETS $ 760,920
NET ASSET VALUE PER SHARE
Equity Income Portfolio Class
(Net assets: $439,760; Shares outstanding: 14,823,147) $ 29.67
Equity Income Portfolio - II Class
(Net assets: $321,160; Shares outstanding: 10,894,972) $ 29.48

T. ROWE PRICE Equity Income Portfolio
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Investment Income (Loss)
Dividend income (net of foreign taxes of $285) $ 9,503
.... ... ...
Expenses
Investment management and administrative expenses
(1)
2,095
Investment management 695
Shareholder servicing
Equity Income Portfolio Class $ 105
Equity Income Portfolio - II Class 77 182
Rule 12b-1 fees
Equity Income Portfolio - II Class 386
Prospectus and shareholder reports
Equity Income Portfolio Class 4
Equity Income Portfolio - II Class 1 5
Custody and accounting 43
Legal and audit 10
Miscellaneous 3
Waived / paid by Price Associates (271)
Total expenses 3,148
Net investment income 6,355
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 30,732
Foreign currency transactions 23
Net realized gain 30,755
Change in net unrealized gain / loss
Securities 18,656
Other assets and liabilities denominated in foreign currencies (6)
Change in net unrealized gain / loss 18,650
Net realized and unrealized gain / loss 49,405
INCREASE IN NET ASSETS FROM OPERATIONS
$ 55,760
(1)
Prior to May 1, 2024, the fund operated under an all-inclusive annual fee which is represented as "Investment management and administrative expense" on the Statement of Operations. See Note 6.

T. ROWE PRICE Equity Income Portfolio
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 6,355 $ 13,738
Net realized gain 30,755 28,962
Change in net unrealized gain / loss 18,650 21,509
Increase in net assets from operations 55,760 64,209
Distributions to shareholders
Net earnings
Equity Income Portfolio Class (3,891) (26,229)
Equity Income Portfolio - II Class (2,490) (17,962)
Decrease in net assets from distributions (6,381) (44,191)
Capital share transactions
*
Shares sold
Equity Income Portfolio Class 12,323 21,504
Equity Income Portfolio - II Class 11,836 32,017
Distributions reinvested
Equity Income Portfolio Class 3,891 26,229
Equity Income Portfolio - II Class 2,491 17,962
Shares redeemed
Equity Income Portfolio Class (34,383) (64,472)
Equity Income Portfolio - II Class (20,305) (35,615)
Decrease in net assets from capital share transactions (24,147) (2,375)
Net Assets
Increase during period 25,232 17,643
Beginning of period 735,688 718,045
End of period $ 760,920 $ 735,688
*Share information (000s)
Shares sold
Equity Income Portfolio Class 423 789
Equity Income Portfolio - II Class 408 1,188
Distributions reinvested
Equity Income Portfolio Class 131 969
Equity Income Portfolio - II Class 85 667
Shares redeemed
Equity Income Portfolio Class (1,192) (2,371)
Equity Income Portfolio - II Class (708) (1,320)
Decrease in shares outstanding (853) (78)

T. ROWE PRICE Equity Income Portfolio
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Equity Income Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares:
the Equity Income Portfolio (Equity Income Portfolio Class) and the Equity Income Portfolio–II (Equity Income Portfolio–
II Class). Equity Income Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from
REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain
(loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Equity Income
Portfolio–II Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m.
ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Equity Income Portfolio

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.

T. ROWE PRICE Equity Income Portfolio

The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $88,837,000 and $109,296,000, respectively, for the six months ended June 30, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 711,094 $ 36,883 $ — $ 747,977
Convertible Preferred Stocks — 1,224 — 1,224
Preferred Stocks — 7,084 — 7,084
Short-Term Investments 9,688 — — 9,688
Total $ 720,782 $ 45,191 $ — $ 765,973

T. ROWE PRICE Equity Income Portfolio

At June 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $531,954,000.
Net unrealized gain aggregated $234,015,000 at period-end, of which $248,245,000 related to appreciated investments and $14,230,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.26% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion.
The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30,
2024, the effective annual group fee rate was 0.29%. Prior to May 1, 2024, the fund paid an all- inclusive annual fee equal to 0.85% of the fund’s average daily net assets, which was computed daily and paid monthly. The all-inclusive fee covered investment management services and ordinary, recurring operating expenses but did not cover interest expense;
expenses related to borrowing, taxes, and brokerage; or non-recurring, extraordinary expenses. Prior to May 1, 2024, Price
Associates had also contractually agreed, through April 30, 2024, to waive a portion of its management fee in order to limit the fund’s management fee to 0.74% of the fund’s average daily net assets. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived through
April 30, 2024 were $271,000 and allocated ratably in the amounts of $157,000 and $114,000 for the Equity Income
Portfolio Class and Equity Income Portfolio-II Class, respectively.
Effective May 1, 2024, the fund is subject to a permanent contractual expense limitation, pursuant to which Price
Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed
0.74%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay
Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the period May 1, 2024 through
June 30, 2024.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Prior to May 1, 2024, pursuant to the all-inclusive fee

T. ROWE PRICE Equity Income Portfolio

arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements were paid by Price Associates. For the period May 1, 2024 through June 30, 2024, expenses incurred pursuant to these service agreements were $23,000 for Price Associates and $2,000 for T. Rowe Price Services,
Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Equity Income Portfolio

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract, including an amendment that will go into effect on
May 1, 2024. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The
Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.

T. ROWE PRICE Equity Income Portfolio

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. At the time of the Meeting, under the Advisory Contract, the fund paid the
Adviser an all-inclusive management fee based on the fund’s average daily net assets. The all-inclusive management fee included investment management services and provided for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise.
The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund have been included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds. Although the fund did not have a group fee component to its management fee, its assets have been included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The Board noted that, effective May 1, 2024, under an amendment to the Advisory Contract, the fund will pay a fee to the
Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund will pay its own expenses of operations
(subject to an expense limitation). The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund will be subject to a permanent contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the fund’s total expenses to exceed a certain percentage based on the fund’s net assets. The expense limitation mitigates the potential for an increase in operating expenses above a certain level that could impact shareholders and limits the fund’s expenses to the net total expense ratio at the time of the management fee restructure.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Equity Income Portfolio

compiled by Broadridge reflects the all-inclusive management fee structure that was in place at the time of the Meeting and does not reflect the fee structure that will be in place with the May 1, 2024 amendment to the Advisory Contract. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fifth quintile (Expense
Group), the fund’s actual management fee rate ranked in the fifth quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the fifth quintile (Expense Group and Expense Universe).
The Adviser provided the Board with additional information with respect to the fund’s relative management fees and total expenses ranking in the fifth quintile. The Board reviewed and considered the information provided relating to the fund, including other funds in the peer group, and other factors that the Board determined to be relevant.
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the
Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the
Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract, including the amendment to the Advisory Contract that will become effective on May 1, 2024. No single factor was considered in isolation or to be determinative to the decision.
Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E300-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Income Portfolio

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024